Financial risk management objectives and policies - Summary of contractual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, liabilities	$ 12,944,797	$ 13,076,916
Less than one year (current)
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, liabilities	11,524,391	11,936,727
Later than one year not later than two years
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, liabilities	203,706	471,033
Later than two years not later than three years
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, liabilities	1,216,700	669,156
Accounts payable, accruals and other payables
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	8,727,202	9,376,566
Accounts payable, accruals and other payables | Less than one year (current)
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	8,710,335	9,345,716
Accounts payable, accruals and other payables | Later than one year not later than two years
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	16,867	30,850
Lease liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	1,481,973	1,047,064
Lease liabilities | Less than one year (current)
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	479,240	606,881
Lease liabilities | Later than one year not later than two years
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	186,839	440,183
Lease liabilities | Later than two years not later than three years
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	815,894
Deferred purchase price
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	694,134	1,148,013
Deferred purchase price | Less than one year (current)
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	694,134	1,148,013
Other tax liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	1,640,682	836,117
Other tax liabilities | Less than one year (current)
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	1,640,682	836,117
Derivatives warrant liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, derivative liabilities	400,806	669,156
Derivatives warrant liabilities | Later than two years not later than three years
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, derivative liabilities	400,806	669,156
Advances From Customers
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Undiscounted cash flows, non-derivative liabilities	$ 0	$ 5,690